SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2020, 2019 and 2018:

	2020		2019		2018
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	835,000	10.72	417,500	11.43	369,500	12.20
Granted	350,000	13.45	525,000	12.19	83,000	14.67
Exercised	(17,500)	8.63	(65,000)	9.92	—	—
Forfeited	(85,000)	11.02	(42,500)	11.80	(35,000)	10.03
Options outstanding at end of year	1,082,500	10.56	835,000	10.72	417,500	11.43

Exercisable at end of year	418,167	9.45	236,167	9.58	111,500	10.03